UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
REVENUE
License revenue		$ 10,481	$ 17,096	$ 55,249	$ 120,123
Collaboration revenue		261,831	142,828	667,163	314,563
Other revenue		18	281	111	6,033
Total revenue		272,330	160,205	722,523	440,719
Cost of collaboration revenue		(113,264)	(52,510)	(277,633)	(146,966)
Cost of license and other revenue		(2,042)	(2,959)	(7,008)	(13,693)
Research and development expenses		(113,148)	(95,522)	(313,374)	(309,112)
Administrative expenses		(34,721)	(35,300)	(98,778)	(102,582)
Selling and distribution expenses		(52,607)	(44,270)	(141,628)	(98,556)
Loss on asset impairment		0	0	(970)	0
Operating loss		(43,452)	(70,356)	(116,868)	(230,190)
Finance costs		(5,636)	(5,504)	(15,919)	(16,463)
Finance income	[1]	9,661	16,630	32,150	47,550
Other income/(expense), net	[1]	354	(61,656)	(162,364)	459
Loss before tax		(39,073)	(120,886)	(263,001)	(198,644)
Income tax expense		(616)	(4,435)	(2,984)	(4,666)
Net loss		$ (39,689)	$ (125,321)	$ (265,985)	$ (203,310)
LOSS PER SHARE
Basic (in dollars per share)		$ (0.11)	$ (0.34)	$ (0.72)	$ (0.56)
Diluted (in dollars per share)		$ (0.11)	$ (0.34)	$ (0.72)	$ (0.56)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations		$ (877)	$ 61,902	$ 184,052	$ 3,374
Other comprehensive (loss)/income, net of tax		(877)	61,902	184,052	3,374
TOTAL COMPREHENSIVE LOSS		$ (40,566)	$ (63,419)	$ (81,933)	$ (199,936)

[1]	Certain prior year amounts have been reclassified to present finance income as a separate line item and to combine other income/(expense), net for comparative purposes.